HSBC INVESTOR FUNDS
                            HSBC ADVISOR FUNDS TRUST

                         SUPPLEMENT DATED MARCH 7, 2001
                    TO THE PROSPECTUS DATED FEBRUARY 28, 2001

                      HSBC INVESTOR GROWTH AND INCOME FUND

As of the date of this Supplement, shares of the HSBC Investor Growth and Income Fund (the "Fund"), as described in the Prospectus, are not currently offered for sale. The Fund expects shares to be offered for sale beginning on or around April 1, 2001.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE

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                               HSBC INVESTOR FUNDS

                         SUPPLEMENT DATED MARCH 7, 2001
                    TO THE PROSPECTUS DATED FEBRUARY 28, 2001

                  HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND

As of the date of this Supplement, shares of the HSBC Investor U.S. Treasury Money Market Fund (the "Fund"), as described in the Prospectus, are not currently offered for sale. The Fund expects shares to be offered for sale beginning on or around May 1, 2001.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE